CAPITAL STOCK - Outstanding and Exercisable Stock Option (Detail) (USD $)	12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Oustanding Stock Options, Options (in shares)	7,429,262	9,056,493	10,444,660	11,641,564
Oustanding Stock Options, Weighted-average Remaining Contractual Life	6 years 2 months 1 day
Oustanding Stock Options, Weighted-average Exercise Price (USD per share)	$ 61.69
Exercisable Stock Options, Options (in shares)	5,310,381	5,515,617	6,853,838
Exercisable Stock Options, Weighted-average Remaining Contractual Life	5 years 0 months 10 days
Exercisable Stock Options, Weighted-average Exercise Price (USD per share)	$ 57.10
$35.00 and below
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Oustanding Stock Options, Options (in shares)	656,479
Oustanding Stock Options, Weighted-average Remaining Contractual Life	3 years 7 months 17 days
Oustanding Stock Options, Weighted-average Exercise Price (USD per share)	$ 31.25
Exercisable Stock Options, Options (in shares)	656,479
Exercisable Stock Options, Weighted-average Remaining Contractual Life	3 years 7 months 17 days
Exercisable Stock Options, Weighted-average Exercise Price (USD per share)	$ 31.25
$35.01 - 50.00
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Oustanding Stock Options, Options (in shares)	514,412
Oustanding Stock Options, Weighted-average Remaining Contractual Life	3 years 11 months 8 days
Oustanding Stock Options, Weighted-average Exercise Price (USD per share)	$ 47.72
Exercisable Stock Options, Options (in shares)	514,412
Exercisable Stock Options, Weighted-average Remaining Contractual Life	3 years 11 months 8 days
Exercisable Stock Options, Weighted-average Exercise Price (USD per share)	$ 47.72
$50.01 - higher
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Oustanding Stock Options, Options (in shares)	6,258,371
Oustanding Stock Options, Weighted-average Remaining Contractual Life	6 years 7 months 13 days
Oustanding Stock Options, Weighted-average Exercise Price (USD per share)	$ 66.03
Exercisable Stock Options, Options (in shares)	4,139,490
Exercisable Stock Options, Weighted-average Remaining Contractual Life	5 years 4 months 17 days
Exercisable Stock Options, Weighted-average Exercise Price (USD per share)	$ 62.36